Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Accumulated Amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	$ (97,808)	$ (74,567)
Balances as of ending	(114,962)	(97,808)
Amortisation for the period	(31,314)	(31,319)
Sales and disposals during the period	14,160	8,078
Transfers
Others
Land and building [Member]
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	(97,808)	(74,567)
Balances as of ending	(114,962)	(97,808)
Amortisation for the period	(31,314)	(31,319)
Sales and disposals during the period	14,160	8,078
Transfers
Others
Other [Member]
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning
Balances as of ending
Amortisation for the period
Sales and disposals during the period
Transfers
Others